Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 1,480,009	$ 214,580	¥ (2,925,704)	¥ 2,100,392
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	107,015	15,516	155,537	208,990
Amortization of intangible assets	5,116	742	109,062	157,258
Share-based compensation	401,484	58,209	475,771	678,686
Share of loss (income) on equity method investments	(11,073)	(1,605)	8,084	42,522
Impairment loss on goodwill and intangible assets	0	0	4,397,012	0
Gain on repurchase of convertible senior notes	(129,575)	(18,787)	0	0
Gain or loss on long-term investments	11,250	1,631	16,000	(1,500)
Gain on subsidiary deconsolidation	0	0	0	(6,676)
Gain on disposal of subsidiaries	0	0	(15,526)	0
Gain or loss on disposal of property and equipment	(779)	(113)	1,236	(282)
Provision of losses (income) on receivable and other assets	(528)	(77)	(263)	46,075
Cash received on investment income distribution	1,708	248	0	1,153
Changes in operating assets and liabilities
Accounts receivable	20,338	2,949	(10,374)	52,247
Prepaid expenses and other current assets	(52,928)	(7,674)	(151,162)	(59,117)
Amount due from a related party	(55)	(8)	0	4,382
Deferred tax assets	507	74	(2,354)	4,569
Rental deposits	1,399	203	(343)	(4,265)
Other non-current assets	60,913	8,832	34,075	(138,484)
Accounts payable	(115,384)	(16,729)	30,475	(11,716)
Income tax payable	(57,004)	(8,265)	(110,717)	82,514
Deferred revenue	(56,387)	(8,175)	35,106	8,910
Accrued expenses and other current liabilities	(182,708)	(26,490)	60,668	(120,363)
Amount due to related parties	4,162	603	(14,446)	(10,144)
Deferred tax liabilities	(187,119)	(27,130)	180,173	(39,315)
Share-based compensation liability	0	0	(678,153)	0
Other non-current liabilities	(73,470)	(10,652)	(34,959)	85,053
Net cash provided by operating activities	1,226,891	177,882	1,559,198	3,080,889
Cash flows from investing activities
Purchase of property and equipment	(80,445)	(11,663)	(95,323)	(124,143)
Payment for long-term investments	(70,343)	(10,199)	(415,052)	(13,500)
Purchase of short-term deposits	(1,700,000)	(246,477)	(4,976,688)	(14,949,665)
Cash received on maturity of short-term deposits	5,410,000	784,376	9,667,570	19,577,159
Cash received on investment income distribution	3,523	511	5,610	0
Cash of disposed subsidiaries	0	0	(8,750)	0
Purchase of long-term deposits	(2,750,000)	(398,713)	(1,850,000)	(5,250,000)
Cash received on maturity of long-term deposits	1,200,000	173,984	200,000	0
Payment for short-term investments	(300,000)	(43,496)	0	(10,000)
Cash received from sales of short-term investment	0	0	0	10,000
Cash received from sales of long term investment	0	0	20,000	12,000
Other investing activities	3,110	451	2,975	(317)
Net cash (used in ) provided by investing activities	1,715,845	248,774	2,550,342	(748,466)
Cash flows from financing activities
Deferred payment for business acquisition	(21,421)	(3,106)	(12,957)	(18,354)
Proceeds from exercise of share options	163	24	776	226
Repurchase of ordinary shares	(392,374)	(56,889)	(862,865)	(330,207)
Repurchase of subsidiary's share options	(40,943)	(5,936)	(59,120)	(25,832)
Dividends payment	(840,997)	(121,933)	(852,743)	(1,123,983)
Payment for redemption of convertible bonds	(2,136,987)	(309,834)	0	0
Net cash used in financing activities	(3,432,559)	(497,674)	(1,786,909)	(1,498,150)
Effect of exchange rate changes	41,390	6,001	(41,669)	(80,944)
Net increase (decrease) in cash, cash equivalent and restricted cash	(448,433)	(65,017)	2,280,962	753,329
Cash and cash equivalents and restricted cash at the beginning of year	5,647,034	818,743	3,366,072	2,612,743
Cash, cash equivalent and restricted cash at the end of year	5,198,601	753,726	5,647,034	3,366,072
Non-cash investing and financing activities
Payable for purchase of property and equipment	9,467	1,373	4,878	8,403
Right-of-use assets acquired in operating lease	¥ 22,238	$ 3,224	¥ 166,844	¥ 236,499